Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 35,531,096	$ 37,307,867
Restricted cash	93,495,277	83,530,443
Certificate of deposit	82,917,554	5,481,329
Accounts receivable (net of allowance for doubtful accounts of $2,991,001 and $3,680,803 as of December 31, 2025 and December 31, 2024, respectively)	22,478,579	26,462,884
Inventories	26,360,506	51,268,075
Notes receivable	183,230	346,202
Other receivables	32,805,705	144,721,398
Prepayments and prepaid expense	2,613,301	4,967,736
Advances to suppliers	4,692,318	562,094
TOTAL CURRENT ASSETS	301,077,566	354,648,028
NON-CURRENT ASSETS
Property, plant and equipment, net	58,604,740	63,503,610
Intangible assets, net	318,263	3,893,128
Land use rights, net	2,613,115	2,586,628
Construction in progress	61,651
Deferred tax assets	2,762,416	6,496,863
Long-term investment	1,856,536	1,413,065
Goodwill	22,491,482	31,182,116
Other long-term assets	9,876,537	10,173,183
TOTAL NON-CURRENT ASSETS	98,584,740	119,248,593
TOTAL ASSETS	399,662,306	473,896,621
CURRENT LIABILITIES
Accounts payable	22,106,022	25,475,725
Other payables and accrued expenses	51,744,834	8,544,046
Short-term loans	30,750,924	37,528,831
Notes payable	16,477,037	41,620,702
Income tax payable	1,103,942	1,430,612
Other current liabilities	6,233,456	5,794,987
TOTAL CURRENT LIABILITIES	128,416,215	120,394,903
NON-CURRENT LIABILITIES
Long-term loans		5,706,510
Deferred taxes liability	857,370	524,903
Other long-term liabilities	328,373	640,839
TOTAL NON-CURRENT LIABILITIES	1,185,743	6,872,252
TOTAL LIABILITIES	129,601,958	127,267,155
STOCKHOLDER’S EQUITY
Ordinary Shares, $0.001 par value; 100,000,000 shares authorized; 84,782,499 and 87,552,800 shares issued and 82,705,365 and 85,475,666 outstanding at December 31,2025 and December 31,2024, respectively	84,782	87,553
Less: Treasury stock (2,077,134 shares with average price of $2.11 at December 31, 2025 and December 31, 2024)	(4,385,882)	(4,385,882)
Additional paid-in capital	470,810,948	463,922,873
Accumulated deficit (the restricted portion is $4,422,033 and $4,422,033 at December 31, 2025 and December 31, 2024, respectively)	(160,712,269)	(66,828,296)
Accumulated other comprehensive loss	(35,736,487)	(48,097,215)
TOTAL KANDI TECHNOLOGIES GROUP, INC. STOCKHOLDERS’ EQUITY	270,061,092	344,699,033
Non-controlling interests	(744)	1,930,433
TOTAL STOCKHOLDERS’ EQUITY	270,060,348	346,629,466
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 399,662,306	$ 473,896,621